Segment Reporting and Major Customers - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting
Total depreciation and amortization	$ 408,573	$ 405,906	$ 373,546
Operating Segments
Segment Reporting
Depreciation and amortization	167,539	193,229	179,995
Operating Segments | Issuer Solutions
Segment Reporting
Depreciation and amortization	119,402	147,914	141,309
Operating Segments | Merchant Solutions
Segment Reporting
Depreciation and amortization	30,713	29,477	25,553
Operating Segments | Netspend
Segment Reporting
Depreciation and amortization	17,424	15,838	13,133
Segment Reconciling Items
Segment Reporting
Acquisition intangible amortization	236,848	207,797	189,990
Corporate Administration and Other
Segment Reporting
Depreciation and amortization	$ 4,186	$ 4,880	$ 3,561